Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay vs. Performance

					Value of Initial Fixed $100 Investment Based On:			Company Selected
Year	Summary Compensation Table (SCT) Total for CEO$(1)	Compensation Actually Paid to CEO(2)(3)	SCT Total for Non-PEO NEO($)	Compensation Actually Paid to Non-PEO NEO($)(2)	FBMS TSR	Peer Group TSR(3)	Net Income($)	Measure Pre-Tax Pre- Provision Income(4)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2022	3,079,429	$2,508,196	1,226,198	$994,977	100.35	115.38	62,919,000	88,203,000
2021	1,677,507	$1,957,287	770,988	$901,304	118.37	137.82	64,167,000	80,257,000
2020	1,586,035	$1,380,158	538,543	$454,636	93.25	96.44	54,505,000	82,109,000
Year 4	(required in 2024)
Year 5	(required in 2025)

1)	The principal executive officer (the”PEO”) for each of 2022, 2021, and 2020 is Mr. Cole. We only have one non-PEO named executive Officer (the “non-PEO NEO”) for each applicable year, Ms. Lowery.

2)	Reconciliation of adjustments made to Summary Compensation Table total compensation to calculate CAP for the PEO and CAP for the non-PEO NEO:

	CEO			Non-PEO NEO
	2022	2021	2020	2022	2021	2020
SCT	3,079,429	1,677,507	1,586,035	1,226,198	770,988	538,543
Stock awards reported in SCT	(1,487,425)	(240,435)	(284,750)	(510,705)	(122,067)	(108,728)
Change in pension value reported in SCT	(605,789)	(551,602)	(500,755)	(269,882)	(246,613)	(45,844)
“Service Cost” attributable to current years’ service	492,214	492,214	492,214	251,079	251,079	35,745
Year-end fair value of unvested restricted stock awards granted in current year	1,292,724	251,030	316,242	400,125	127,446	106,351
Dividends paid on unvested shares and stock options (SOs)	24,725	13,191	8,461	7,946	4,029	3,840
Year over year change in fair value of outstanding and unvested restricted stock	(287,682)	315,382	(237,290)	(109,784)	116,442	(75,271)
CAP	2,508,196	1,957,287	1,380,158	994,977	901,304	454,636

3)	The peer group that we used for purposes of this disclosure is the NASDAQ OMX Bank Index, the same index used for our performance graph disclosed in our Annual Report on Form 10-K for the year ended December 31, 2022.

4)	Calculated as pre-tax, pre-provision income adjusted for one-time, non-operating items.

Company Selected Measure Name	Pre-Tax Pre- Provision Income
Named Executive Officers, Footnote [Text Block]
1)	The principal executive officer (the”PEO”) for each of 2022, 2021, and 2020 is Mr. Cole. We only have one non-PEO named executive Officer (the “non-PEO NEO”) for each applicable year, Ms. Lowery.

Peer Group Issuers, Footnote [Text Block]
3)	The peer group that we used for purposes of this disclosure is the NASDAQ OMX Bank Index, the same index used for our performance graph disclosed in our Annual Report on Form 10-K for the year ended December 31, 2022.

PEO Total Compensation Amount	$ 3,079,429	$ 1,677,507	$ 1,586,035
PEO Actually Paid Compensation Amount	$ 2,508,196	1,957,287	1,380,158
Adjustment To PEO Compensation, Footnote [Text Block]
2)	Reconciliation of adjustments made to Summary Compensation Table total compensation to calculate CAP for the PEO and CAP for the non-PEO NEO:

	CEO			Non-PEO NEO
	2022	2021	2020	2022	2021	2020
SCT	3,079,429	1,677,507	1,586,035	1,226,198	770,988	538,543
Stock awards reported in SCT	(1,487,425)	(240,435)	(284,750)	(510,705)	(122,067)	(108,728)
Change in pension value reported in SCT	(605,789)	(551,602)	(500,755)	(269,882)	(246,613)	(45,844)
“Service Cost” attributable to current years’ service	492,214	492,214	492,214	251,079	251,079	35,745
Year-end fair value of unvested restricted stock awards granted in current year	1,292,724	251,030	316,242	400,125	127,446	106,351
Dividends paid on unvested shares and stock options (SOs)	24,725	13,191	8,461	7,946	4,029	3,840
Year over year change in fair value of outstanding and unvested restricted stock	(287,682)	315,382	(237,290)	(109,784)	116,442	(75,271)
CAP	2,508,196	1,957,287	1,380,158	994,977	901,304	454,636

Non-PEO NEO Average Total Compensation Amount	$ 1,226,198	770,988	538,543
Non-PEO NEO Average Compensation Actually Paid Amount	$ 994,977	901,304	454,636
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
2)	Reconciliation of adjustments made to Summary Compensation Table total compensation to calculate CAP for the PEO and CAP for the non-PEO NEO:

	CEO			Non-PEO NEO
	2022	2021	2020	2022	2021	2020
SCT	3,079,429	1,677,507	1,586,035	1,226,198	770,988	538,543
Stock awards reported in SCT	(1,487,425)	(240,435)	(284,750)	(510,705)	(122,067)	(108,728)
Change in pension value reported in SCT	(605,789)	(551,602)	(500,755)	(269,882)	(246,613)	(45,844)
“Service Cost” attributable to current years’ service	492,214	492,214	492,214	251,079	251,079	35,745
Year-end fair value of unvested restricted stock awards granted in current year	1,292,724	251,030	316,242	400,125	127,446	106,351
Dividends paid on unvested shares and stock options (SOs)	24,725	13,191	8,461	7,946	4,029	3,840
Year over year change in fair value of outstanding and unvested restricted stock	(287,682)	315,382	(237,290)	(109,784)	116,442	(75,271)
CAP	2,508,196	1,957,287	1,380,158	994,977	901,304	454,636

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

CEO and Non-PEO NEO compensation actually paid as compared to company TSR:  As the reconciliation of adjustments made to SCT to arrive at CAP show, the adjusted equity values are positive for 2021 and negative for 2022.  This reflects the fact that year end stock price from year-end 2020 to year-end 2021 increased and year-end stock price from 2021 to year-end 2022 decreased, which correlates with cumulative TSR increases from 2020 to 2021 and decreases from 2021 to 2022.

Total Shareholder Return Vs Peer Group [Text Block]

Company TSR to peer group TSR:  As shown in the chart below, FBMS' total shareholder return is slightly below the OMX Banks-Index peer group for 2020, 2021, and 2022.  This is due primarily to the Banks asset growth over the past three years.

Tabular List [Table Text Block]	Required Tabular disclosure of Most Important Measures to Determine 2022 CAP Other Company Selected Performance Measures Pre-Tax Income Loan Growth Deposit Growth Total Asset Growth Credit Quality
Total Shareholder Return Amount	$ 100.35	118.37	93.25
Peer Group Total Shareholder Return Amount	115.38	137.82	96.44
Net Income (Loss)	$ 62,919,000	$ 64,167,000	$ 54,505,000
Company Selected Measure Amount	88,203,000	80,257,000	82,109,000
PEO Name	Mr. Cole
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Pre-Tax Income Loan Growth
Non-GAAP Measure Description [Text Block]
4)	Calculated as pre-tax, pre-provision income adjusted for one-time, non-operating items.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Compensation Actually Paid vs. Other Measure [Text Block]

CEO and Non-PEO NEO compensation actually paid to company pre-tax income,:  The total compensation actually paid to each executive correlates to the Bank's achievement of profitability and strategic goals through the annual and long-term incentive plans that were approved by the compensation committee for these executive officers.  The decrease in compensation actually paid from the amounts disclosed in the summary compensation table is due to decreases in stock price in 2022 and 2020, which is attributable to overall market changes rather than executive officer performance.

Measure Name	Deposit Growth
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Total Asset Growth
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Credit Quality
Mr Cole [Member] | Stock awards reported in SCT
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (1,487,425)	$ (240,435)	$ (284,750)
Mr Cole [Member] | Change in pension value reported in SCT
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(605,789)	(551,602)	(500,755)
Mr Cole [Member] | “Service Cost” attributable to current years’ service
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	492,214	492,214	492,214
Mr Cole [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,292,724	251,030	316,242
Mr Cole [Member] | Dividends paid on unvested shares and stock options (SOs)
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	24,725	13,191	8,461
Mr Cole [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(287,682)	315,382	(237,290)
Non-PEO NEO [Member] | Stock awards reported in SCT
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(510,705)	(122,067)	(108,728)
Non-PEO NEO [Member] | Change in pension value reported in SCT
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(269,882)	(246,613)	(45,844)
Non-PEO NEO [Member] | “Service Cost” attributable to current years’ service
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	251,079	251,079	35,745
Non-PEO NEO [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	400,125	127,446	106,351
Non-PEO NEO [Member] | Dividends paid on unvested shares and stock options (SOs)
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	7,946	4,029	3,840
Non-PEO NEO [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (109,784)	$ 116,442	$ (75,271)